Summary of Significant Accounting Polices (Details) - Schedule of loss per share anti-dilutive effect - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Per Share Anti Dilutive Effect [Abstract]
Income (Loss) to common shareholders (Numerator) (in Dollars)			$ (33,894,246)	$ (12,401,812)	$ (4,155,630)	$ 13,261,365
Basic weighted average number of common shares outstanding (Denominator)	775,597,578	197,669,804	589,675,480	147,762,596	180,500,778	20,651,668
Diluted weighted average number of common shares outstanding (Denominator)			589,675,480	147,762,596	180,500,778	312,352,351